PROPERTY AND EQUIPMENT (Details) (USD $) In Thousands, unless otherwise specified				6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended
	Apr. 30, 2013	Oct. 31, 2012	Oct. 31, 2011	Apr. 30, 2013 Machinery and Equipment [Member] Maximum [Member]	Oct. 31, 2012 Machinery and Equipment [Member] Maximum [Member]	Apr. 30, 2013 Machinery and Equipment [Member] Minimum [Member]	Oct. 31, 2012 Machinery and Equipment [Member] Minimum [Member]	Apr. 30, 2013 Furniture and Fixtures [Member]	Oct. 31, 2012 Furniture and Fixtures [Member]	Apr. 30, 2013 Leasehold Improvements [Member]	Oct. 31, 2012 Leasehold Improvements [Member]
Equipment	$ 19,142	$ 18,960	$ 19,099
Furniture and fixtures	694	691	687
Leasehold improvements	568	568	553
Property, Plant and Equipment, Gross	20,404	20,219	20,339
Less: Accumulated depreciation	(19,018)	(18,698)	(19,019)
Property Plant And Equipment Net	$ 1,386	$ 1,521	$ 1,320
Property, Plant and Equipment, Useful Life				3 years	3 years	1 year	1 year	5 years	5 years	5 years	5 years